OPERATING SEGMENT INFORMATION - FINANCIAL INFORMATION BY SEGMENT (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) segment	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
OPERATING SEGMENT INFORMATION
Number of reportable segments | segment			2		2
Revenues	$ 582	$ 532	$ 1,681	$ 1,648	$ 2,139	$ 2,162	$ 1,549
Segment adjusted EBITDA	134	21	277	38
Reconciliation of adjusted EBITDA to net income (loss):
Interest expense	(30)	(14)	(54)	(44)	(59)	(52)	(25)
Interest income	22	2	25	13	15	22	23
Income tax (expense) benefit- continuing operations	(14)	7	(26)	14	23	34	18
Depreciation and amortization	(35)	(30)	(95)	(84)	(114)	(100)	(87)
Net income attributable to noncontrolling interests	2	3	8	8
Other adjustments:
Business acquisition and integration expenses	(4)	(3)	(2)	(11)
Gain on disposition of businesses/assets		23		23
Income from discontinued operations, net of tax		2	8	8	8	10	9
Certain legal settlements and related expenses			(1)	(1)
Amortization of pension and postretirement actuarial losses	(5)	(3)	(13)	(8)
Net plant incident (costs) credits	(1)	(3)	(4)	2
Restructuring, impairment and plant closing costs	(16)	(7)	(49)	(31)	(35)	(220)	(60)
Net income (loss)	53	(2)	74	(73)	(77)	(352)	(162)
Operating segments
OPERATING SEGMENT INFORMATION
Revenues					2,139	2,162	1,549
Segment adjusted EBITDA	142	38	325	84	77	8	27
Reconciliation of adjusted EBITDA to net income (loss):
Interest expense					(59)	(52)	(25)
Interest income					15	22	23
Income tax (expense) benefit- continuing operations					23	34	18
Depreciation and amortization					(114)	(100)	(87)
Net income attributable to noncontrolling interests					10	7	2
Other adjustments:
Business acquisition and integration expenses					(11)	(44)	(45)
Gain on disposition of businesses/assets					22	(1)	1
Income from discontinued operations, net of tax					8	10	9
Certain legal settlements and related expenses					(2)	(3)	(3)
Amortization of pension and postretirement actuarial losses					(10)	(9)	(11)
Net plant incident (costs) credits					(1)	(4)
Restructuring, impairment and plant closing costs					(35)	(220)	(60)
Net income (loss)					(77)	(352)	(162)
Operating segments | Titanium Dioxide
OPERATING SEGMENT INFORMATION
Revenues	431	392	1,217	1,197	1,554	1,584	1,411
Segment adjusted EBITDA	127	22	268	28	61	(8)	62
Reconciliation of adjusted EBITDA to net income (loss):
Depreciation and amortization					(87)	(72)	(73)
Operating segments | Performance Additives
OPERATING SEGMENT INFORMATION
Revenues	151	140	464	451	585	578	138
Segment adjusted EBITDA	15	16	57	56	69	69	14
Reconciliation of adjusted EBITDA to net income (loss):
Depreciation and amortization					(19)	(20)	(5)
Corporate and Other
OPERATING SEGMENT INFORMATION
Segment adjusted EBITDA	$ (8)	$ (17)	$ (48)	$ (46)	(53)	(53)	(49)
Reconciliation of adjusted EBITDA to net income (loss):
Depreciation and amortization					$ (8)	$ (8)	$ (9)